RELATED PARTY TRANSACTIONS (Details Narrative)	12 Months Ended
	Dec. 31, 2020 HKD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Due to related parties		$ 52,047	$ 0
September 01 2019 [Member]
Monthly fees	$ 5,000
July 1 2020 [Member]
Monthly rent	$ 2,000